RELATED PARTY TRANSACTIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Jun. 30, 2013
RELATED PARTY TRANSACTIONS [Abstract]
Current related party receivables	$ 10		$ 57				$ 29
Current related party payable	3,761		1,158				1,918
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	3,852		6,478
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	2,753		4,622		1,542
Percentage of gross time charters revenues (in hundredths)	2.00%
Ownership percentage of investments (in hundredths)	50.00%						50.00%
Puertos del Sur S.A. [Member]
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	0	[1]	4,283	[1]
OTS S.A. [Member]
Related Party Noncurrent Receivables [Abstract]
Due from related parties, noncurrent	3,852	[2]	2,195	[2]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	495		1,057		991
Ownership percentage of investments (in hundredths)	50.00%
Ultrapetrol bridge loan facility [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Secured credit facility	40,000
Interest on advances (in hundredths)	9.00%
Commercial Commissions [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	1,064	[3]	1,147	[3]	1,101	[3]
Agency Fees [Member]
Voyage Expenses Paid to Related Parties [Abstract]
Voyage expenses	$ 1,689	[4]	$ 3,475	[4]	$ 441	[4]

[1]	Since the date of our acquisition of control of Puertos de Sur S.A., our consolidated financial statements included the balances of this company.
[2]	Corresponds to temporary working capital advances. The advances have no maturity date and do no accrue interest.
[3]	Commercial commissions Pursuant to a commercial agreement signed between UP Offshore (Bahamas) Ltd. (our subsidiary in the Offshore Supply Business) and Firmapar Corp. (formerly Comintra), a minority shareholder of this, the parties agreed that Firmapar Corp. charges a 2% of the gross time charters revenues from Brazilian charters collected by UP Offshore (Bahamas) Ltd. on a consolidated basis beginning on June 25, 2003 and ending on June 25, 2013.
[4]	Agency fees Pursuant to a commercial and an agency agreement with Ultrapetrol S.A., UABL S.A. and Ravenscroft, Shipping Services Argentina S.A. (formerly I. Shipping Service S.A.) and Navalia S.A. companies of the same control group as Inversiones Los Avellanos S.A., have agreed to perform the duties of port agent for us in Argentina.